Other Contract Holder Funds - Rollforward of Other Contract Holder Funds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payout Annuity
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	$ 830,000	$ 837,000
Deposits	213,000	203,000
Surrenders, withdrawals and benefits	230,000	230,000
Net transfers from (to) separate accounts	0	0
Investment performance / change in value of equity option	0	0
Interest credited	20,000	24,000
Policy charges and other	2,000	(4,000)
Balance as of ending of year	835,000	830,000
Variable Annuity
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	9,456,000	10,094,000
Deposits	1,350,000	1,490,000
Surrenders, withdrawals and benefits	1,492,000	1,816,000
Net transfers from (to) separate accounts	870,000	(384,000)
Investment performance / change in value of equity option	0	0
Interest credited	168,000	165,000
Policy charges and other	(93,000)	(93,000)
Balance as of ending of year	10,259,000	9,456,000
Fixed Annuity
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	12,947,000	13,751,000
Deposits	275,000	204,000
Surrenders, withdrawals and benefits	1,988,000	1,295,000
Net transfers from (to) separate accounts	0	0
Investment performance / change in value of equity option	0	0
Interest credited	382,000	395,000
Policy charges and other	(135,000)	(108,000)
Balance as of ending of year	11,481,000	12,947,000
Fixed Indexed Annuities
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	13,161,000	14,028,000
Deposits	126,000	117,000
Surrenders, withdrawals and benefits	1,414,000	1,464,000
Net transfers from (to) separate accounts	0	0
Investment performance / change in value of equity option	302,000	(242,000)
Interest credited	238,000	259,000
Policy charges and other	(22,000)	(21,000)
Balance as of ending of year	11,787,000	13,161,000
RILA
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	110,000	0
Deposits	1,811,000	108,000
Surrenders, withdrawals and benefits	8,000	0
Net transfers from (to) separate accounts	0	0
Investment performance / change in value of equity option	37,000	(1,000)
Interest credited	2,000	0
Policy charges and other	(3,000)	1,000
Balance as of ending of year	1,875,000	110,000
Closed Block Life
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	11,570,000	11,836,000
Deposits	320,000	342,000
Surrenders, withdrawals and benefits	766,000	699,000
Net transfers from (to) separate accounts	0	0
Investment performance / change in value of equity option	0	0
Interest credited	659,000	669,000
Policy charges and other	(568,000)	(578,000)
Balance as of ending of year	11,215,000	11,570,000
Closed Block Annuity
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	1,394,000	1,456,000
Deposits	9,000	11,000
Surrenders, withdrawals and benefits	118,000	120,000
Net transfers from (to) separate accounts	0	0
Investment performance / change in value of equity option	0	0
Interest credited	48,000	48,000
Policy charges and other	(14,000)	(1,000)
Balance as of ending of year	1,319,000	1,394,000
Total excluding institutional and other product lines
Policyholder Account Balance [Roll Forward]
Balance as of beginning of year	49,468,000	52,002,000
Deposits	4,104,000	2,475,000
Surrenders, withdrawals and benefits	6,016,000	5,624,000
Net transfers from (to) separate accounts	870,000	(384,000)
Investment performance / change in value of equity option	339,000	(243,000)
Interest credited	1,517,000	1,560,000
Policy charges and other	(833,000)	(804,000)
Balance as of ending of year	$ 48,771,000	$ 49,468,000